Subsequent Events	9 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events
19.	Subsequent Events

On October 1, 2013, the Company completed its follow-on public offering. See further discussion in note 1, “Basis of Presentation and Principles of Consolidation” and note 12, “Related Parties”.